Borrowings, Other Debts and Derivative Liabilities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Oct. 23, 2020 CNY (¥) shares	Oct. 23, 2020 USD ($) $ / shares shares	Mar. 31, 2020 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Mar. 02, 2020
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Short-term bank borrowings				¥ 15,213		¥ 86,261		$ 2,107
Collateralized short term investments						63,900
Repayments of other debts				6,818	$ 944	87,959	¥ 270,860
Issuance of ordinary shares				41,862
Investment loss				1,400
Proceeds from loans				15,000	2,077	110,553	185,614
Interests expenses of other debts				¥ 5,058	$ 701	9,706	17,144
Derivative Liability, Statement of Financial Position [Extensible Enumeration]				Derivative liabilities (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of Nil as of March 31, 2023 and 2024, respectively)				Derivative liabilities (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of Nil as of March 31, 2023 and 2024, respectively)
Currency to be exchanged							¥ 32,100					$ 5,000	¥ 26,100	$ 4,000	¥ 52,400	$ 8,000
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]				Derivative liabilities (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of Nil as of March 31, 2023 and 2024, respectively)	Derivative liabilities (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of Nil as of March 31, 2023 and 2024, respectively)
Prepayments and other current assets				¥ 94,518		79,359		$ 13,090
Derivative liabilities paid				4,760					¥ 1,250
Carrying value of the forward exchange contracts (in Dollars) | $
Yoken Series A-1 Preferred Shares [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 7.14
Long Term Loan From Chong Li [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Principal amount			¥ 128,000
Long Term Bank Loan [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Debt instrument unused borrowing capacity
Yoken Series A-1 Warrant [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Long term borrowings interest rate																	10.00%
Proceeds from loans			18,000
Debt instrument converted shares issued (in Shares) | shares	120,000	120,000
Aggregate consideration	¥ 6,000
Interests expenses of other debts	1,400
Carrying value of the warrant				32,400		27,300
Fair value of conversion feature				5,700		7,900
Yoken Series A-1 SPA [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Long term borrowings interest rate																	10.00%
Currency Swap [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Foreign exchange rate							6.42					6.42	6.5128	6.5128	6.5452	6.5452
Forward Exchange Contract [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Payment towards advance settlement of foreign exchange swaps (in Dollars) | $					$ 1,500
Fair value change of derivative liabilities				1,200			¥ 900
Prepayments and other current assets				700
Fair value loss						3,600
Carrying value of derivative liabilities						2,900
Forward Exchange Contract [Member] | Minimum [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Fair value change of derivative liabilities				100
Forward Exchange Contract [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Payment towards advance settlement of foreign exchange swaps (in Dollars) | $					$ 11,000
Cumulative loss				(3,200)
Chong Li [Member] | Long Term Loan From Chong Li [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Principal amount			¥ 128,000
Debt term			5 years
Chong Li [Member] | Preferred Stock [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Issuance of ordinary shares				128,000
Chong Li [Member] | Preferred Stock [Member] | Long Term Loan From Chong Li [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Issuance of ordinary shares				95,000
Investor One [Member] | Yoken Series A-1 Warrant [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Purchase of warrants (in Shares) | shares		360,000
Debt instrument convertible carrying value at the time of conversion	18,000	$ 2,500
Investor Two [Member] | Yoken Series A-1 Warrant [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Purchase of warrants (in Shares) | shares		200,000
Debt instrument convertible carrying value at the time of conversion	¥ 10,000	$ 1,400
Extension Of Loan Agreement [Member] | Chong Li [Member] | Long Term Loan From Chong Li [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Principal amount			¥ 95,000
Extension Of Loan Agreement [Member] | Chong Li [Member] | Long Term Loan From Chong Li [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Repayments of other debts				6,800		36,400
Interest expenses						¥ 4,500
Debt Waiver Agreement [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Waivered borrowings payable										¥ 75,280
Debt Waiver Agreement with Superb Origin [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Waiver investment amount (in Dollars) | $											$ 11,250
Short-Term Bank [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Short term borrowings weighted average interest rate				4.00%		3.98%		4.00%
Debt instrument unused borrowing capacity				¥ 5,000		¥ 164,400
Superb Origin International Limited [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Equity owner percentage				100.00%				100.00%